UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robertson Opportunity Capital, LLC
Address: 8117 Preston Road
         West Tower, Suite 675
         Dallas, Texas  75225

13F File Number:  028-11764

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Brett Robertson
Title:     President
Phone:     972.713.5001

Signature, Place, and Date of Signing:

 /s/ J. Brett Robertson     Dallas, Texas/USA     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    37

Form 13F Information Table Value Total:    $92,709 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MICRO DEVICES INC     COM              007903107     1247   370000 SH       SOLE                   370000
AMERICAN EXPRESS CO            COM              025816109     3252    57200 SH       SOLE                    57200
ARCH CAP GROUP LTD             ORD              G0450A105     7670   184200 SH       SOLE                   184200
BLOUNT INTL INC NEW            COM              095180105      737    56024 SH       SOLE                    56024
CACI INTL INC                  CL A             127190304       89    15000 SH  PUT  SOLE                    15000
CAPELLA EDUCATION COMPANY      COM              139594105     3541   101000 SH       SOLE                   101000
CEVA INC                       COM              157210105      575    40000 SH       SOLE                    40000
CITRIX SYS INC                 COM              177376100     2564    33500 SH       SOLE                    33500
CORELOGIC INC                  COM              21871D103     2326    87675 SH       SOLE                    87675
DELTIC TIMBER CORP             COM              247850100     1300    19913 SH       SOLE                    19913
EAGLE MATERIALS INC            COM              26969P108     2979    64400 SH       SOLE                    64400
EXELIS INC                     COM              30162A108      414    40000 SH       SOLE                    40000
EXTERRAN HLDGS INC             COM              30225X103     1785    88000 SH       SOLE                    88000
GENWORTH FINL INC              COM CL A         37247D106     1464   280000 SH       SOLE                   280000
GREIF INC                      CL B             397624206     1903    38500 SH       SOLE                    38500
HOLLYFRONTIER CORP             COM              436106108     2447    59300 SH       SOLE                    59300
INTUIT                         COM              461202103     3250    55200 SH       SOLE                    55200
ISHARES TR                     RUSSELL 2000     464287655      226    60000 SH  PUT  SOLE                    60000
ITT CORP NEW                   COM NEW          450911201      403    20000 SH       SOLE                    20000
LABORATORY CORP AMER HLDGS     COM NEW          50540R409     3569    38600 SH       SOLE                    38600
LENDER PROCESSING SVCS INC     COM              52602E102     4741   170000 SH       SOLE                   170000
MOODYS CORP                    COM              615369105     2456    55600 SH       SOLE                    55600
NASDAQ OMX GROUP INC           COM              631103108     5366   230400 SH       SOLE                   230400
PACCAR INC                     COM              693718108     2001    50000 SH       SOLE                    50000
PLUM CREEK TIMBER CO INC       COM              729251108     1767    40300 SH       SOLE                    40300
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104      170   100000 SH  PUT  SOLE                   100000
PRIMO WTR CORP                 COM              74165N105      108   102986 SH       SOLE                   102986
RAYTHEON CO                    COM NEW          755111507     5247    91800 SH       SOLE                    91800
RENT A CTR INC NEW             COM              76009N100     1647    47000 SH       SOLE                    47000
RF MICRODEVICES INC            COM              749941100     2903   735900 SH       SOLE                   735900
SONUS NETWORKS INC             COM              835916107     1020   541200 SH       SOLE                   541200
SYNOPSYS INC                   COM              871607107     8405   254744 SH       SOLE                   254744
TEMPUR PEDIC INTL INC          COM              88023U101      912    30500 SH       SOLE                    30500
WEATHERFORD INTERNATIONAL LT   REG SHS          H27013103     3787   298667 SH       SOLE                   298667
WELLPOINT INC                  COM              94973V107     4629    79799 SH       SOLE                    79799
XILINX INC                     COM              983919101     5155   154300 SH       SOLE                   154300
XYLEM INC                      COM              98419M100      654    26000 SH       SOLE                    26000